Schedule of valuation assumption on convertible debt (Details) - £ / shares			12 Months Ended
	Aug. 09, 2022	Feb. 10, 2022	Aug. 09, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Time to maturity		6 years		5 years 1 month 6 days
Coversion option [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	£ 0.50			£ 0.50
Share price in USD	£ 20.50			£ 3.85
Time to maturity			6 months	1 month 6 days
Expected volatility	80.00%			100.00%
Risk free interest rate (US treasury bond)	3.10%			4.10%
Dividend yield
Related share purchase warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	£ 0.41			£ 0.41
Share price in USD	£ 20.50			£ 3.85
Time to maturity	2 years			1 year 7 months 6 days
Expected volatility	80.00%			85.00%
Risk free interest rate (US treasury bond)	3.30%			4.50%
Dividend yield